Finance Expense (Tables)	12 Months Ended
Dec. 31, 2024
Finance Cost [Abstract]
Finance Expense

	For the years ended
	December 31, 2024	December 31, 2023
Interest expense (i)	($4.1)	($3.6)
Lease liability interest (i)	(1.4)	—
Accretion on reclamation provision	(8.9)	(6.7)
Interest income	12.6	7.8
Other (i)	(2.0)	—
	($3.8)	($2.5)